Fair Value Measurements (Tables) - 401(k) Retirement Savings Account Plan	12 Months Ended
Dec. 31, 2025
Fair Value Measurements
Schedule of Plan's Assets Fair Value Hierarchy

	Assets at Fair Value at December 31, 2025:
Investments in Master Trust	Total	Level 1	Level 2	Level 3	Assets at NAV

Cash and Cash Equivalents	$2,984	$2,984	$—	$—	$—
Corporate Stocks	466,817	466,817	—	—	—
Corporate Bonds	940,118	—	940,118	—	—
Collective Trusts/Comingled Funds	9,101,623	—	—	—	9,101,623

Total investments in Master Trust measured at fair value	$10,511,542	$469,801	$940,118	$—	$9,101,623
Corporate Stock held outside of Master Trust	$1,512,735	$1,512,735	$—	$—	$—

	Assets at Fair Value at December 31, 2024:
Investments in Master Trust	Total	Level 1	Level 2	Level 3	Assets at NAV

Cash and Cash Equivalents	$15,910	$15,910	$—	$—	$—
Corporate Stocks	1,249,670	1,249,670	—	—	—
Corporate Bonds	132,997	—	132,997	—	—
Collective Trusts/Comingled Funds	7,694,362	—	—	—	7,694,362

Total investments in Master Trust measured at fair value	$9,092,939	$1,265,580	$132,997	$—	$7,694,362
Corporate Stock held outside of Master Trust	$1,648,509	$1,648,509	$—	$—	$—

Summary of investments for which fair value is measured using the NAV per share

			Redemption
		Unfunded	Frequency (if	Redemption
December 31, 2025	Fair Value	Commitments	currently eligible)	Notice Period

Collective trusts/Comingled funds	$9,101,623	n/a	Daily - Weekly	2 to 5 days

			Redemption
		Unfunded	Frequency (if	Redemption
December 31, 2024	Fair Value	Commitments	currently eligible)	Notice Period

Collective trusts/Comingled funds	$7,694,362	n/a	Daily - Weekly	2 to 5 days